Shareholders' Equity (Details Textual) (USD $)	3 Months Ended	6 Months Ended			0 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended					12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	May 05, 2014 Employee Stock Option [Member]	Jan. 31, 2014 Employee Stock Option [Member]	Jun. 30, 2014 Employee Stock Option [Member]	Jun. 26, 2014 Chief Executive Officer [Member]	Mar. 31, 2011 Offering Warrants [Member]	Mar. 31, 2011 Purchase Option	Mar. 31, 2011 Insider Warrants [Member]	Mar. 31, 2011 Initial Public Offering	Dec. 31, 2013 Initial Public Offering	Dec. 31, 2013 Initial Public Offering Purchase Option
Numbers of warrants issued									4,106,500		6,600,000	4,106,500	6,600,000
Warrants exercise price									$ 5.00		$ 0.35	$ 5.00	$ 0.35
Warrants redemption term
The Company may redeem the initial public offering warrants at a price of $0.01 per initial public offering warrant upon 30 days’ notice while the initial public offering warrants are exercisable, only when the last sale price of the ordinary shares is at least $10.50 per share for any 20 trading days within a 30 trading day period, provided that a current registration statement is in effect for the ordinary shares underlying the initial public offering warrants.  If not exercised, the initial public offering warrants expire on December 24, 2016.

Warrants rights exercisable												3 years	3 years
Proceeds from issuance of warrants		$ 20,532,500									$ 2,310,000
Proceeds from warrants issued													$2,310,000
Share price (in dollars per share)			$ 0.0217
Fair value of options at grant date														1,486,000
Fair value of options at grant date (in dollars per unit)														$ 3.72
Remaining options vest period description														0.541%
Unrecognized stock based compensation expense					0.90%									0.02625%
Expected life					3 years 6 months									5 years
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Issuance of options to purchase units										400,000
Options, exercise price										$ 8.80
Stock Issued During Period, Shares, New Issues								190,477
Stock issued price per share								$ 10.50
Option granted		250,000			30,000	20,000	50,000
Option exercise price per share		$ 6.15				$ 6.15
Remaining Options Vest Period Description		two years and expire five years from the grant date
Volatility					49.00%
Dividend yield					0.00%
Stock-based compensation	139,738	139,738
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	419,212	419,212
Weighted Average Remaining Contractual Term, Outstanding		4 years 6 months
Grant date fair value		$ 558,950